UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549

                                                       FORM N-Q

      CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
          OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                          Investment Company Act File Number: 811-9575

                                    MEEHAN MUTUAL FUNDS, INC.
                        (Exact name of Registrant as Specified in Charter)

                                               1900 M Street, N.W.
                                                         Suite 600
                                             Washington, D.C.  20036
                        (Address of Principal Executive Office) (Zip Code)


         Registrants Telephone Number, including Area Code: 1-866-884-5968

                                  THOMAS P. MEEHAN, PRESIDENT
                                               1900 M Street, N.W.
                                                         Suite 600
                                              Washington, D.C. 20036
                                (Name and Address of Agent for Service)

                                                          Copy to:
                                            ROBERT J. ZUTZ, ESQ.
                                          Kirkpatrick & Lockhart LLP
                                       1800 Massachusetts Avenue, NW
                                            Washington, D.C.  20036








Date of fiscal year end: October 31

Date of reporting period: July 31, 2004











Item 1. Quarterly Schedule Of Portfolio Holdings.


MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004

							Number	Market
							of Shares   Value

 COMMON STOCK -- 93.8%

    Consumer Discretionary
Carmax, Inc. *						15,000 	$312,000
Gannett Co., Inc.						10,700	 889,598
Liberty Media Corporation *				70,000 	 593,600
Liberty Media International Inc. *				  3,500 	 109,130
Hilton Hotels Corp.					27,000	 481,410
Office Depot, Inc. *					36,000  	 590,400
Six Flags, Inc. *						65,000	 306,800
Tiffany & Co.						12,000	 429,000
    Total Consumer Discretionary -- 14.7%			            3,711,938




    Consumer Staples
Anheuser-Busch Companies, Inc.				15,000	 778,500
Archer-Daniels-Midland, Inc.				20,000 	 308,600
Sysco Corp. 						23,000	 792,350
    Total Consumer Staples -- 7.4%				            1,879,450




    Energy
Devon Energy Corp.					  5,000	 347,450
Frontier Oil Corp. 					15,000	 321,750
Rowan Companies, Inc. *					17,000	 415,140
    Total Energy -- 4.3%					             1,084,340




    Financial
Berkshire Hathaway, Inc. Class B *				     810    2,344,140
Catellus Development Corp. *				34,052	    851,300
First Data Corp. 						25,000    1,115,250
Leucadia National Corp.					  7,000	    360,430
MGIC Investment Corp. 					11,000       781,000
Progressive Corp.						11,000       842,820
    Total Financial -- 24.9%				               6,294,940


Continued next page


MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004




							Number	Market
							of Shares   Value

    Health
Bristol-Myers Squibb Co.					30,000	$687,000
Dentsply International Inc.					12,000	  583,560
Pfizer, Inc.						30,000	  958,800
    Total Health -- 8.8% 				     	             2,229,360





    Industrials
Allied Waste Industries, Inc. *				34,000	     314,160
Brinks Co.						20,000	     647,000
Cendant Corp.						32,000	     732,160
Cintas Corp.						10,000 	     419,600
Equifax Inc.						26,000          26,860
General Electric Co.					  6,000	     199,500
Hubbell, Inc., Class B					18,000	     813,600
Illinois Toolworks, Inc.					  8,000	     724,160
Mity Enterprises, Inc. *					12,000	     204,000
    Total Industrials -- 18.5% 				                4,681,040




    Information Technology
Automatic Data Processing, Inc.				24,000     1,007,520
ESC Seagate Tech - Escrow *				  3,600		 -
Microsoft Corp.						30,000	    854,700
Perkinelmer, Inc.						35,000	    615,300
    Total Information Technology -- 9.8% 		     		 2,477,520




    Materials
Methanex Corp.						17,483	   214,342
    Total Materials -- .8% 					 	   214,342




Continued next page


MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004




							Number	Market
							of Shares   Value

    Utilities
American Electric Power, Inc.				15,000	$466,650
AES Corp. *						70,000	  675,500
    Total Utilities -- 4.5% 					             1,142,150

      TOTAL COMMON STOCK (Cost $19,140,712) 	   	         $23,715,080




    EXCHANGE TRADED FUNDS -- 1.8%
iShares MSCI Japan Index					20,000      $196,800
iShares MSCI Emerging Markets Index			 1,600	     249,200
    Total Exchange Traded Funds -- 1.8% 			 	     446,000

      TOTAL EXCHANGE TRADED FUNDS (Cost $487,633) 	  $446,000




    SHORT TERM INVESTMENTS -- 4.5%
Cash								  $111,408
First Western Bank Collective Asset Fund
     (Cost $1,018,372)				         1,018,372    1,018,372
    Total Short Term Investments -- 4.5% 			               1,129,780

	TOTAL SHORT TERM INVESTMENTS		             $1,129,780



      TOTAL INVESTMENTS (Cost $19,947,494) -- 100.1%	          $25,290,860
      OTHER ASSETS LESS LIABILITIES -- -.1% 		                -$16,182


 NET ASSETS -- 100.00% 				           $25,274,678


*  Non-income producing investments





Item 2. Controls and Procedures

(a) 	Based on an evaluation of the disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the
 President and Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of September 23, 2004.

(b)	There was no change in the internal controls over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Meehan Mutual Funds, Inc. that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits

	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.
Date: October 22, 2004



/s/ Thomas P. Meehan
--------------------------------
Thomas P. Meehan
President


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 22, 2004



/s/ Thomas P. Meehan
-------------------------------
Thomas P. Meehan
President


Date: October 22, 2004


/s/ Paul P. Meehan
-------------------------------
Paul P. Meehan
Treasurer